UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Jennison 20/20 Focus Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2006

Date of reporting period:	7/31/2005

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Jennison 20/20 Focus Fund

JULY 31, 2005	SEMIANNUAL REPORT

FUND TYPE

Large-capitalization stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

September 16, 2005

We hope that you find the semiannual report for the Jennison 20/20 Focus Fund informative and useful. As a JennisonDryden Mutual Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison 20/20 Focus Fund

Jennison 20/20 Focus Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison 20/20 Focus Fund (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 7/31/05
	Six Months	One Year	Five Years	Since Inception[2]
Class A	14.17%	27.47%	20.99%	66.27%
Class B	13.69	26.48	16.48	57.41
Class C	13.69	26.48	16.48	57.41
Class R	14.08	27.38	N/A	24.05
Class Z	14.20	27.76	22.40	68.89
S&P 500 Index[3]	5.45	14.04	–6.56	***
Russell 1000® Index[4]	6.69	16.20	–3.96	****
Lipper Multi-Cap Core Funds Avg.[5]	6.34	16.39	6.75	*****

Average Annual Total Returns[1] as of 6/30/05
		One Year	Five Years	Since Inception[2]
Class A		8.25%	1.87%	5.87%
Class B		8.68	2.08	5.91
Class C		12.68	2.27	5.91
Class R		14.46	N/A	16.82
Class Z		14.88	3.30	6.98
S&P 500 Index[3]		6.32	–2.37	***
Russell 1000® Index[4]		7.92	–1.89	****
Lipper Multi-Cap Core Funds Avg.[5]		7.16	–0.36	*****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class R and Class Z shares are not subject to a sales charge.

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1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, Class B, Class C, and Class Z, 7/1/98; Class R, 6/14/04

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

4The Russell 1000® Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000® Index.

5The Lipper Multi-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Core Funds category. Funds in the Lipper Average invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Russell 1000® Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index, Russell 1000® Index, and Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

***S&P 500 Index Closest Month-End to Inception cumulative total returns as of 7/31/05 are 21.10% for Class A, Class B, Class C, and Class Z; and 10.27% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns as of 6/30/05 are 2.24% for Class A, Class B, Class C, and Class Z; and 6.32% for Class R.

****Russell 1000® Index Closest Month-End to Inception cumulative total returns as of 7/31/05 are 25.81% for Class A, Class B, Class C, and Class Z; and 12.12% for Class R. Russell 1000® Index Closest Month-End to Inception average annual total returns as of 6//30/05 are 2.77% for Class A, Class B, Class C, and Class Z; and 7.92% for Class R.

*****Lipper Multi-Cap Core Funds Average Closest Month-End to Inception cumulative total returns as of 7/31/05 are 42.00% for Class A, Class B, Class C, and Class Z; and 11.49% for Class R. Lipper Multi-Cap Core Funds Average Closest Month-End to Inception average annual total returns as of 6/30/05 are 3.96% for Class A, Class B, Class C, and Class Z; and 7.16% for Class R.

Jennison 20/20 Focus Fund	3

Your Fund’s Performance (continued)

Five Largest Growth Holdings expressed as a percentage of net assets as of 7/31/05
Google, Inc., Internet Software & Services	3.1%
Genentech, Inc., Biotechnology	3.0
Whole Foods Markets, Inc., Food & Staples Retailing	2.5
Federated Department Stores, Inc., Multiline Retail	2.5
General Electric Co., Industrial Conglomerates	2.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Value Holdings expressed as a percentage of net assets as of 7/31/05
Halliburton Co., Energy Equipment & Services	3.7%
TXU Corp., Independent Power Producers & Energy Traders	3.4
Nexen, Inc., Oil, Gas & Consumable Fuels	3.4
GlobalSantaFe Corp., Energy Equipment & Services	3.2
Phelps Dodge Corp., Metals & Mining	3.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 7/31/05
Energy Equipment & Services	6.9%
Healthcare Providers & Services	6.8
Oil, Gas & Consumable Fuels	6.4
Internet Software & Services	5.4
Food & Staples Retailing	5.1

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on February 1, 2005, at the beginning of the period, and held through the six-month period ended July 31, 2005.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Jennison 20/20 Focus Fund	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison 20/20 Focus Fund		Beginning Account Value February 1, 2005	Ending Account Value July 31, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,141.68	1.24%	$6.58
	Hypothetical	$1,000.00	$1,018.65	1.24%	$6.21

Class B	Actual	$1,000.00	$1,136.92	1.99%	$10.54
	Hypothetical	$1,000.00	$1,014.93	1.99%	$9.94

Class C	Actual	$1,000.00	$1,136.92	1.99%	$10.54
	Hypothetical	$1,000.00	$1,014.93	1.99%	$9.94

Class R	Actual	$1,000.00	$1,140.78	1.49%	$7.91
	Hypothetical	$1,000.00	$1,017.41	1.49%	$7.45

Class Z	Actual	$1,000.00	$1,142.02	0.99%	$5.26
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2005, and divided by the 365 days in the Fund’s fiscal year ending January 31, 2006 (to reflect the six-month period).

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Portfolio of Investments

as of July 31, 2005 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.0%
COMMON STOCKS

Aerospace & Defense 2.0%
251,000	Northrop Grumman Corp.	$13,917,950

Biotechnology 4.8%
155,400	Amgen, Inc.(a)	12,393,150
227,200	Genentech, Inc.(a)	20,295,776

		32,688,926

Capital Markets 4.2%
1,012,900	Charles Schwab Corp. (The)	13,876,730
251,800	Merrill Lynch & Co., Inc.	14,800,804

		28,677,534

Chemicals 2.5%
399,200	E.I. du Pont de Nemours & Co.	17,037,856

Commercial Services & Supplies 2.5%
604,700	Waste Management, Inc.	17,004,164

Computers & Peripherals 1.9%
301,700	Apple Computer, Inc.(a)	12,867,505

Consumer Finance 2.2%
276,700	American Express Co.	15,218,500

Diversified Telecommunication Services 1.7%
475,900	SBC Communications, Inc.(b)	11,635,755

Energy Equipment & Services 6.9%
481,400	GlobalSantaFe Corp.	21,658,186
450,600	Halliburton Co.(b)	25,256,130

		46,914,316

Food & Staples Retailing 5.1%
905,500	The Kroger Co.(a)	17,974,175
126,500	Whole Foods Market, Inc.	17,268,515

		35,242,690

Food Products 2.6%
466,400	Cadbury Schweppes PLC (United Kingdom) (ADR)	18,021,696

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	7

Portfolio of Investments

as of July 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Health Care Providers & Services 6.7%
299,600	Caremark Rx, Inc.(a)	$13,356,168
180,800	CIGNA Corp.	19,300,400
255,300	UnitedHealth Group, Inc.	13,352,190

		46,008,758

Independent Power Producers & Energy Traders 3.4%
271,800	TXU Corp.	23,548,752

Industrial Conglomerates 5.0%
484,400	General Electric Co.	16,711,800
568,200	Tyco International Ltd.(b)	17,313,054

		34,024,854

Insurance 2.3%
265,500	American International Group, Inc.	15,983,100

Internet Software & Services 5.4%
73,400	Google, Inc. (Class A)(a)(b)	21,121,584
471,000	Yahoo!, Inc.(a)	15,703,140

		36,824,724

Metals & Mining 3.0%
194,900	Phelps Dodge Corp.(b)	20,747,105

Multi-Utilities 2.6%
413,200	Sempra Energy	17,561,000

Multiline Retail 5.0%
226,400	Federated Department Stores, Inc.	17,176,968
283,600	Target Corp.	16,661,500

		33,838,468

Office Electronics 2.8%
1,439,700	Xerox Corp.(a)	19,018,437

Oil, Gas & Consumable Fuels 6.4%
628,500	Nexen, Inc.	23,380,200
423,100	Suncor Energy, Inc.	20,689,590

		44,069,790

Paper & Forest Products 2.0%
408,900	Georgia-Pacific Corp.	13,963,935

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Personal Products 2.2%
382,600	Estee Lauder Cos., Inc. (Class A)	$14,974,964

Pharmaceuticals 4.4%
319,100	Novartis AG (Switzerland) (ADR)	15,543,361
216,100	Roche Holdings Ltd. (Switzerland) (ADR)	14,730,068

		30,273,429

Semiconductors & Semiconductor Equipment 4.2%
291,300	Marvell Technology Group Ltd.(a)	12,726,897
504,000	Texas Instruments, Inc.	16,007,040

		28,733,937

Software 4.5%
500,000	Adobe Systems, Inc.	14,820,000
283,000	Electronic Arts, Inc.(a)	16,300,800

		31,120,800

Tobacco 2.7%
274,200	Altria Group, Inc.	18,360,432

	Total long-term investments (cost $535,223,901)	678,279,377

SHORT-TERM INVESTMENTS 11.8%

Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
80,662,539	(cost $80,662,539; Note 3)(c)(d)	80,662,539

	Total Investments 110.8% (cost $547,131,972; Note 5)	758,941,916
	Liabilities in excess of other assets (10.8%)	(73,659,947)

	Net Assets 100.0%	$685,281,969

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	All or portion of security on loan. The aggregate market value of such securities is $65,991,782; cash collateral of $68,754,468 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	9

Portfolio of Investments

as of July 31, 2005 (Unaudited) Cont’d.

The industry classification of portfolio holdings and assets in excess of other liabilities shown as a percentage of net assets as of July 31, 2005 were as follows:

Money Market Mutual Fund (including cash collateral for securities on loan of 10.0%)	11.8%
Energy Equipment & Services	6.9
Healthcare Providers & Services	6.7
Oil, Gas & Consumable Fuels	6.4
Internet Software & Services	5.4
Food & Staples Retailing	5.1
Industrial Conglomerates	5.0
Multiline Retail	5.0
Biotechnology	4.8
Software	4.5
Pharmaceuticals	4.4
Capital Markets	4.2
Semiconductors & Semiconductor Equipment	4.2
Independent Power Producers & Energy Traders	3.4
Metals & Mining	3.0
Office Electronics	2.8
Tobacco	2.7
Food Products	2.6
Multi-Utilities	2.6
Chemicals	2.5
Commercial Services & Supplies	2.5
Insurance	2.3
Consumer Finance	2.2
Personal Products	2.2
Aerospace & Defense	2.0
Paper & Forest Products	2.0
Computers & Peripherals	1.9
Diversified Telecommunication Services	1.7

110.8
Liabilities in excess of other assets	(10.8)

100.0%

See Notes to Financial Statements.

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Financial Statements

JULY 31, 2005	SEMIANNUAL REPORT

Jennison 20/20 Focus Fund

Statement of Assets and Liabilities

as of July 31, 2005 (Unaudited)

Assets
Investments, at value, including securities on loan of $65,991,782
Unaffiliated investments (cost $535,223,901)	$678,279,377
Affiliated investments (cost $80,662,539)	80,662,539
Receivable for Fund shares sold	1,049,926
Dividends and interest receivable	397,754
Receivable for investments sold	24,812
Prepaid expenses	4,507

Total assets	760,418,915

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	68,754,468
Payable for investment purchased	3,915,897
Accrued expenses and other liabilities	1,098,259
Management fee payable	436,107
Distribution fee payable	390,894
Payable for Fund shares reacquired	331,623
Payable to custodian	128,102
Transfer agent fee payable	79,189
Deferred trustees’ fees	2,407

Total liabilities	75,136,946

Net Assets	$685,281,969

Net assets were comprised of:
Shares of beneficial interest, at par	$51,371
Paid-in capital in excess of par	572,603,109

572,654,480
Accumulated net investment loss	(1,280,389)
Accumulated net realized loss on investments and foreign currency transactions	(29,147,598)
Net unrealized appreciation on investments	143,055,476

Net assets, July 31, 2005	$685,281,969

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($232,596,249 ÷ 16,883,594 shares of beneficial interest issued and outstanding)	$13.78
Maximum sales charge (5.50% of offering price)	0.80

Maximum offering price to public	$14.58

Class B
Net asset value, offering price and redemption price per share ($334,446,194 ÷ 25,642,518 shares of beneficial interest issued and outstanding)	$13.04

Class C
Net asset value, offering price and redemption price per share ($75,864,835 ÷ 5,816,711 shares of beneficial interest issued and outstanding)	$13.04

Class R
Net asset value, offering price and redemption price per share ($3,192 ÷ 232 shares of beneficial interest issued and outstanding)	$13.76

Class Z
Net asset value, offering price and redemption price per share ($42,371,499 ÷ 3,027,801 shares of beneficial interest issued and outstanding)	$13.99

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	13

Statement of Operations

Six Months Ended July 31, 2005 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $138,577)	$4,029,473
Affiliated dividend income	141,419
Affiliated income from securities loaned, net	57,231

Total income	4,228,123

Expenses
Management fee	2,481,885
Distribution fee—Class A	260,389
Distribution fee—Class B	1,612,442
Distribution fee—Class C	351,282
Distribution fee—Class R	7
Transfer agent’s fees and expenses (including affiliated expenses of $454,700)	531,000
Reports to shareholders	84,000
Custodian’s fees and expenses	83,000
Registration fees	39,000
Legal fees and expenses	28,000
Trustees’ fees	9,000
Audit fee	8,000
Miscellaneous	17,364

Total expenses	5,505,369

Net investment loss	(1,277,246)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	49,345,596
Foreign currency transactions	495

49,346,091
Net change in unrealized appreciation on investments	39,078,246

Net gain on investments	88,424,337

Net Increase In Net Assets Resulting From Operations	$87,147,091

See Notes to Financial Statements.

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Statement of Changes in Net Assets

	Six Months Ended July 31, 2005	Year Ended January 31, 2005
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(1,277,246)	$(3,483,190)
Net realized gain on investments	49,346,091	63,211,976
Net change in unrealized appreciation (depreciation) on investments	39,078,246	(3,064,305)

Net increase in net assets resulting from operations	87,147,091	56,664,481

Fund share transactions (Net of share conversions) (Note 6)
Proceeds from shares sold	82,878,910	54,941,122
Cost of shares reacquired	(102,048,517)	(128,713,400)

Net decrease in net assets from Fund share transactions	(19,169,607)	(73,772,278)

Total increase (decrease)	67,977,484	(17,107,797)

Net Assets
Beginning of period	617,304,485	634,412,282

End of period	$685,281,969	$617,304,485

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	15

Notes to Financial Statements

(Unaudited)

Jennison 20/20 Focus Fund (the “Fund”), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital. The Fund normally invests at least 80% of its total assets in up to 40 equity-related securities of U.S. companies that are selected by the Fund’s two portfolio managers (up to 20 by each) as having strong capital appreciation potential.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant

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amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the fiscal year, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities held at the end of the fiscal year. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the sale and maturities of foreign fixed income investments, the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the

Jennison 20/20 Focus Fund	17

Notes to Financial Statements

Cont’d

Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences

18	Visit our website at www.jennisondryden.com

relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .75 of 1% of the Fund’s average daily net assets up to and including $1 billion and .70 of 1% of such average daily net assets in excess of $1 billion. The effective management fee rate was .75 of 1% for the six months ended July 31, 2005.

Each of the two Jennison portfolio managers manages approximately 50% of the Fund’s assets. In general, in order to maintain an approximately equal division of assets between the two portfolio managers, all daily cash inflows (i.e. subscriptions and reinvested distributions) and outflows (i.e. redemptions and expense items) are divided between the two portfolio managers as PI deems appropriate. In addition, periodic rebalancing of the portfolio’s assets may occur to account for market fluctuations in order to maintain an approximately equal allocation between the two portfolio managers.

Jennison 20/20 Focus Fund	19

Notes to Financial Statements

Cont’d

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75% of 1% of the average daily net assets of the Class A, B, C and R shares, respectively. For the six months ended July 31, 2005, PIMS contractually agreed to limit such expenses to .25 of 1% and .50% of 1% of the average daily net assets of the Class A shares and Class R shares, respectively.

PIMS has advised the Fund that it has received approximately $141,300 in front-end sales charges resulting from sales of Class A shares during the six months ended July 31, 2005. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that it has received approximately $143,500 and $1,700 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively, during the six months ended July 31, 2005.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. For the period from February 1, 2004 through April 30, 2004, the SCA provided for a commitment of $800 million and allowed the Funds to increase the commitment to $1 billion, if necessary. Effective May 1, 2004, the SCA provided for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Funds paid a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the

20	Visit our website at www.jennisondryden.com

SCA was October 29, 2004. Effective October 29, 2004, the Funds entered into a revised credit agreement with two banks. The commitment under the revised credit agreement continues to be $500 million. The Funds pay a commitment fee of .075 of 1% of the unused portion of the revised credit agreement. The expiration date of the revised credit agreement is October 28, 2005. The Fund did not borrow any amounts pursuant to the SCA during the six months ended July 31, 2005.

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended July 31, 2005, the Fund incurred approximately $135,000 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended July 31, 2005, Wachovia and Prudential Equity Group LLC, an indirect, wholly-owned subsidiary of Prudential, earned $5,739 and $1,208, respectively, in brokerage commissions from portfolio transactions executed on behalf of the Fund.

PIM is the securities lending agent for the Fund. For the six months ended July 31, 2005, PIM has been compensated by the Fund in the amount of approximately $18,400 for these services.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended July 31, 2005, the Fund earned income from the Series by investing its excess cash of approximately $141,400.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended July 31, 2005, aggregated $359,532,053 and $334,994,206, respectively.

Jennison 20/20 Focus Fund	21

Notes to Financial Statements

Cont’d

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$616,246,648	$147,081,770	$4,386,502	$142,695,268

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward at January 31, 2005, of approximately $78,339,000 of which $9,031,000 expires in 2010 and $69,308,000 expires in 2011. Approximately $52,652,000 of its capital loss carryforward was used to offset net taxable gains realized in the fiscal year ended January 31, 2005. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. The Fund elected to treat net post-October foreign currency losses of approximately $800 incurred in the three month period ended January 31, 2005 as having occurred in the following fiscal year.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Prior to March 15, 2004, Class A shares were sold with a front-end sales charge of 5%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker/dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Prior to February 2, Class C shares were sold with a front-end sales charge of 1% and a CDSC of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to an initial sales charge and the CDSC for Class C shares will be 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who

22	Visit our website at www.jennisondryden.com

qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There is an unlimited number of shares of beneficial interest, $.001 par value per share, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z. Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended July 31, 2005:
Shares sold	1,238,244	$15,829,624
Shares reacquired	(1,598,027)	(20,260,638)

Net increase (decrease) in shares outstanding before conversion	(359,783)	(4,431,014)
Shares issued upon conversion from Class B	808,742	10,367,412

Net increase (decrease) in shares outstanding	448,959	$5,936,398

Year ended January 31, 2005:
Shares sold	2,094,851	$23,609,693
Shares reacquired	(3,799,426)	(42,796,341)

Net increase (decrease) in shares outstanding before conversion	(1,704,575)	(19,186,648)
Shares issued upon conversion from Class B	1,050,198	12,101,035

Net increase (decrease) in shares outstanding	(654,377)	$(7,085,613)

Class B
Six months ended July 31, 2005:
Shares sold	786,374	$9,462,796
Shares reacquired	(2,634,651)	(31,716,196)

Net increase (decrease) in shares outstanding before conversion	(1,848,277)	(22,253,400)
Shares redeemed upon conversion into Class A	(852,754)	(10,367,412)

Net increase (decrease) in shares outstanding	(2,701,031)	$(32,620,812)

Year ended January 31, 2005:
Shares sold	1,254,729	$13,502,433
Shares reacquired	(6,216,057)	(66,581,205)

Net increase (decrease) in shares outstanding before conversion	(4,961,328)	(53,078,772)
Shares redeemed upon conversion into Class A	(1,102,076)	(12,101,035)

Net increase (decrease) in shares outstanding	(6,063,404)	$(65,179,807)

Class C
Six months ended July 31, 2005:
Shares sold	308,537	$3,746,276
Shares reacquired	(480,821)	(5,782,212)

Net increase (decrease) in shares outstanding	(172,284)	$(2,035,936)

Year ended January 31, 2005:
Shares sold	367,384	$3,957,344
Shares reacquired	(1,330,587)	(14,274,222)

Net increase (decrease) in shares outstanding	(963,203)	$(10,316,878)

Jennison 20/20 Focus Fund	23

Notes to Financial Statements

Cont’d

Class R	Shares	Amount
June 14, 2004(a) through January 31, 2005:
Shares sold	232	$2,500

Net increase (decrease) in shares outstanding	232	$2,500

Class Z
Six months ended July 31, 2005:
Shares sold	4,235,155	$53,840,214
Shares reacquired	(3,278,342)	(44,289,471)

Net increase (decrease) in shares outstanding	956,813	$9,550,743

Year ended January 31, 2005:
Shares sold	1,200,411	$13,869,152
Shares reacquired	(446,872)	(5,061,632)

Net increase (decrease) in shares outstanding	753,539	$8,807,520

24	Visit our website at www.jennisondryden.com

Financial Highlights

JULY 31, 2005	SEMIANNUAL REPORT

Jennison 20/20 Focus Fund

Financial Highlights

	Class A
	Six Months Ended July 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.07

Income (loss) from investment operations
Net investment income (loss)	—	(f)
Net realized and unrealized gain (loss) on investment transactions	1.71

Total from investment operations	1.71

Less Distributions
Dividends from net investment income	—

Net asset value, end of period	$13.78

Total Return(a):	14.17%
Ratios/Supplemental Data:
Net assets, end of period (000)	$232,596
Average net assets (000)	$210,037
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.24	%(d)
Expenses, excluding distribution and service (12b-1) fees	0.99	%(d)
Net investment income (loss)	.02	%(d)
For Class A, B, C and Z shares:
Portfolio turnover	51	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the year.
(c)	During each period, the Distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.
(f)	Less than $.005 per share.

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Class A
Year Ended January 31,
2005	2004(b)	2003(b)	2002(b)	2001

$10.93	$8.05	$10.54	$12.06	$13.18

(.01)	(.01)	(.02)	.02	(.02)
1.15	2.89	(2.47)	(1.25)	.24

1.14	2.88	(2.49)	(1.23)	.22

—	—	—	(0.29)	(1.34)

$12.07	$10.93	$8.05	$10.54	$12.06

10.43%	35.78%	(23.62)%	(10.43)%	2.66%

$198,304	$186,861	$147,783	$217,075	$254,767
$188,056	$162,753	$179,093	$225,662	$265,240

1.27%	1.27%	1.31%	1.27%	1.18%
1.02%	1.02%	1.06%	1.02%	.93%
(.08)%	(.08)%	(.23)%	.15%	(.12)%

76%	105%	62%	119%	157%

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	27

Financial Highlights

Cont’d

	Class B
	Six Months Ended July 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.47

Income (loss) from investment operations
Net investment income (loss)	(.05)
Net realized and unrealized gain (loss) on investment transactions	1.62

Total from investment operations	1.57

Less Distributions
Dividends from net investment income	—

Net asset value, end of period	$13.04

Total Return(a):	13.69%
Ratios/Supplemental Data:
Net assets, end of period (000)	$334,446
Average net assets (000)	$325,161
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.99	%(c)
Expenses, excluding distribution and service (12b-1) fees	.99	%(c)
Net investment income (loss)	(.71	)%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the year.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended January 31,
2005	2004(b)	2003(b)	2002(b)	2001

$10.47	$7.77	$10.24	$11.81	$13.04

(.10)	(.07)	(.09)	(.06)	(.11)
1.10	2.77	(2.38)	(1.22)	.22

1.00	2.70	(2.47)	(1.28)	.11

—	—	—	(0.29)	(1.34)

$11.47	$10.47	$7.77	$10.24	$11.81

9.55%	34.75%	(24.12)%	(11.09)%	1.80%

$324,971	$360,189	$312,898	$499,275	$631,268
$337,430	$329,735	$401,217	$537,746	$677,578

2.02%	2.02%	2.06%	2.02%	1.93%
1.02%	1.02%	1.06%	1.02%	.93%
(.83)%	(.83)%	(.98)%	(.60)%	(.87)%

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	29

Financial Highlights

Cont’d

	Class C
	Six Months Ended July 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.47

Income (loss) from investment operations
Net investment income (loss)	(.04)
Net realized and unrealized gain (loss) on investment transactions	1.61

Total from investment operations	1.57

Less Distributions
Dividends from net investment income	—

Net asset value, end of period	$13.04

Total Return(a):	13.69%
Ratios/Supplemental Data:
Net assets, end of period (000)	$75,865
Average net assets (000)	$70,839
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.99	%(c)
Expenses, excluding distribution and service (12b-1) fees	.99	%(c)
Net investment income (loss)	(.72	)%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the year.
(c)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended January 31,
2005	2004(b)	2003(b)	2002(b)	2001

$10.47	$7.77	$10.24	$11.81	$13.04

(.10)	(.07)	(.09)	(.06)	(.11)
1.10	2.77	(2.38)	(1.22)	.22

1.00	2.70	(2.47)	(1.28)	.11

—	—	—	(0.29)	(1.34)

$11.47	$10.47	$7.77	$10.24	$11.81

9.55%	34.75%	(24.12)%	(11.09)%	1.80%

$68,665	$72,779	$64,473	$100,519	$123,533
$69,292	$67,488	$82,289	$106,235	$137,168

2.02%	2.02%	2.06%	2.02%	1.93%
1.02%	1.02%	1.06%	1.02%	.93%
(.83)%	(.83)%	(.98)%	(.60)%	(.87)%

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	31

Financial Highlights

Cont’d

	Class R
	Six Months Ended July 31, 2005	June 14, 2004(a) Through January 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.07	$11.10

Income (loss) from investment operations
Net investment income	(.01)	— (c)
Net realized and unrealized gain (loss) on investment transactions	1.71	.97

Total from investment operations	1.70	.97

Net asset value, end of period	$13.77	$12.07

Total Return(b):	14.08%	8.74%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3	$2,800
Average net assets (000)	$3	$1,847
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)(e)	1.49%	1.52%
Expenses, excluding distribution and service (12b-1) fees(e)	.99%	1.02%
Net investment income(e)	(.21)%	— (f)

(a)	Commencement of investment operations.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods less than one full year are not annualized.
(c)	Less than $.005 per share.
(d)	During the period, the Distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% on the average daily net assets of the Class R shares.
(e)	Annualized.
(f)	Less than .005%.

See Notes to Financial Statements.

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This Page Intentionally Left Blank

Financial Highlights

Cont’d

	Class Z
	Six Months Ended July 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.25

Income (loss) from investment operations
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investment transactions	1.73

Total from investment operations	1.74

Less Distributions
Dividends from net investment income	—

Net asset value, end of period	$13.99

Total Return(a):	14.20%
Ratios/Supplemental Data:
Net assets, end of period (000)	$42,372
Average net assets (000)	$61,469
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.99	%(d)
Expenses, excluding distribution and service (12b-1) fees	.99	%(d)
Net investment income (loss)	0.27	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the year.
(c)	Less than $.005 per share.
(d)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class Z
Year Ended January 31,
2005	2004(b)	2003(b)	2002(b)	2001

$11.07	$8.13	$10.62	$12.11	$13.20

.02	.02	— (c)	.04	.02
1.16	2.92	(2.49)	(1.24)	.23

1.18	2.94	(2.49)	(1.20)	.25

—	—	—	(0.29)	(1.34)

$12.25	$11.07	$8.13	$10.62	$12.11

10.66%	36.16%	(23.45)%	(10.21)%	2.98%

$25,361	$14,584	$27,238	$43,290	$48,638
$17,828	$26,576	$35,371	$42,718	$61,451

1.02%	1.02%	1.06%	1.02%	.93%
1.02%	1.02%	1.06%	1.02%	.93%
.20%	.18%	.02%	.40%	.13%

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	35

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005, is available on the Fund’s website at www.jennisondryden.com and on the Commission’s website at www.sec.gov.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN
Through June 26, 2005	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171
Effective June 27, 2005	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Jennison 20/20 Focus Fund
Share Class	A	B	C	R	Z
NASDAQ	PTWAX	PTWBX	PTWCX	PTWRX	PTWZX
CUSIP	476295100	476295209	476295308	476295506	476295407

An investor should consider the investment objectives, risks, charges, and expenses of the
Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of July 31, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Jennison 20/20 Focus Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each month on its website at www.jennisondryden.com approximately 30 days after the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison 20/20 Focus Fund
Share Class	A	B	C	R	Z
NASDAQ	PTWAX	PTWBX	PTWCX	PTWRX	PTWZX
CUSIP	476295100	476295209	476295308	476295506	476295407

MF183E2    IFS-A108787    Ed. 09/2005

Item 2 – Code of Ethics – Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing.

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not applicable with semi-annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison 20/20 Focus Fund

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date September 26, 2005

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 26, 2005

*	Print the name and title of each signing officer under his or her signature.